Common Stock Warrants (Details 2) - Common Stock Warrants - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Warrants outstanding, Beginning balance	257,760	122,760
Warrants granted	3,656,000	163,000
Warrants exercised	(12,000)	(28,000)
Warrant outstanding, Ending balancre	3,901,760	257,760
Exercisable	3,901,760
Warrants outstanding weighted average exercise price, Beginning balance	$ 29.85	$ 61.0175
Warrants granted weighted average exercise price	0.09	1.25
Warrants exercised weighted average exercise price	(0.0025)	(0.0025)
Warrants outstanding weighted average exercise price, Ending balance	2.05	$ 29.85
Warrants exercisable weighted average exercise price, Ending balance	$ 2.05